INTANGIBLE ASSETS OTHER THAN GOODWILL - Schedule of movement in intangible assets other than goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets Other Than Goodwill Gross Amount [Roll Forward]
Opening balance	$ 1,000,170	$ 1,151,986	$ 1,080,386
Additions	124,959	124,266	79,144
Withdrawals	(137)	(395)
Transfer software and others	2,835	127	(718)
Foreign exchange	93,359	(203,259)	52,478
Amortization	(91,225)	(72,555)	(59,304)
Closing balance	1,129,961	1,000,170	1,151,986
Computer software and others Net
Intangible Assets Other Than Goodwill Gross Amount [Roll Forward]
Opening balance	173,546	156,391	143,575
Additions	48	221	298
Withdrawals	(4)	(2)
Transfer software and others	100,090	96,098	69,210
Foreign exchange	3,851	(6,607)	2,612
Amortization	(91,225)	(72,555)	(59,304)
Closing balance	186,306	173,546	156,391
Developing software
Intangible Assets Other Than Goodwill Gross Amount [Roll Forward]
Opening balance	119,376	117,010	107,652
Additions	124,911	101,379	78,846
Withdrawals	(133)	(393)
Transfer software and others	(97,255)	(95,971)	(69,928)
Foreign exchange	832	(2,649)	440
Amortization	0	0	0
Closing balance	147,731	119,376	117,010
Airport slots
Intangible Assets Other Than Goodwill Gross Amount [Roll Forward]
Opening balance	535,531	658,949	625,368
Additions	0	22,666	0
Withdrawals	0	0
Transfer software and others	0	0	0
Foreign exchange	67,146	(146,084)	33,581
Amortization	0	0	0
Closing balance	602,677	535,531	658,949
Loyalty program
Intangible Assets Other Than Goodwill Gross Amount [Roll Forward]
Opening balance	171,717	219,636	203,791
Additions	0	0	0
Withdrawals	0	0
Transfer software and others	0	0	0
Foreign exchange	21,530	(47,919)	15,845
Amortization	0	0	0
Closing balance	$ 193,247	$ 171,717	$ 219,636